UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21044

UM Investment Trust
(Exact name of registrant as specified in charter)

245 Park Avenue, New York, NY 10167
(Address of principal executive offices) (Zip code)

JPMorgan Funds Management, Inc., 245 Park Avenue, New York, NY 10167
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-480-4111

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2007 through June 30, 2008

Item 1. Proxy Voting Record.

***** FORM N-Px REPORT *****

ICA File Number: 811-21044

Reporting Period: 07/01/2007 - 06/30/2008

UM Investment Trust

===== UNDISCOVERED MANAGERS MULTI-STRATEGY FUND =====

JK NAVIGATOR FUND LP

Ticker: NULL	Security ID: NA
Meeting Date: JUN 5, 2008	Meeting Type: Special
Record Date: JUN 5, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Consent to amend valuation disclosure	FOR	FOR	Management
language in the Fund documents.
2	Consent to reduce the withdrawal notice	FOR	FOR	Management
period from 60 to 30 days.
3	Consent to convert from a 3(c)(1) to a	FOR	FOR	Management
3(c)(7) Fund, transfer the Fund's assets
into a Master/Feeder structure, and chang
the Fund's name to Steelhead Navigator
Fund, L.P.
4	Consent to change (i) the timing of	FOR	FOR	Management
payment of the management and incentive
fees, (ii) its administrative treatment
of "hot issues", (iii) eliminate the
ability of LPs to call meetings (now all
LP votes will be done by written
consent), and (iv) expand th

VENTANA PARTNERS II, LP

Ticker: NULL	Security ID: NA
Meeting Date: APR 9, 2008	Meeting Type: Special
Record Date: APR 9, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Consent to waive audit for 2008.	FOR	FOR	Management
Redeemed January 2008.

===== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UM Investment Trust

By (Signature and Title)	/s/ George C. W. Gatch

  George C.W. Gatch, President

Date	August 28, 2008

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*	/s/ George C. W. Gatch

  George C.W. Gatch, President

Date	August 28, 2008

* Print the name and title of each signing officer under his or her signature.